GARTMORE VARIABLE INSURANCE TRUST

             Gartmore GVIT Global Technology and Communications Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
                    Gartmore GVIT Global Health Sciences Fund

                  Prospectus Supplement dated November 3, 2003
                       to Prospectus dated April 28, 2003

The disclosure with respect to the portfolio manager for the Gartmore GVIT Global Utilities Fund in the "Management" section on page 23 of the above noted Prospectus is deleted and replaced with the following:

GARTMORE GVIT GLOBAL UTILITIES FUND: A team of portfolio managers from
Gartmore Global Partners is responsible for the day-to-day management of the Fund.

The disclosure with respect to the portfolio manager for the Gartmore GVIT Global Financial Services Fund in the "Management" section on page 23 of the above noted Prospectus is deleted and replaced with the following:

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: A team of portfolio managers from Gartmore Global Partners is responsible for the day-to-day management of the Fund.

                  INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.